Note 2 - Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note B - Securities

The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2014 and 2013 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2014
U.S. Government sponsored entity securities	$9,019	$2	(104)	$8,917
Agency mortgage-backed securities, residential	74,762	1,693	(136)	76,319
Total securities	$83,781	$1,695	(240)	$85,236

December 31, 2013
U.S. Government sponsored entity securities	$9,028	$4	(180)	$8,852
Agency mortgage-backed securities, residential	74,661	1,257	(702)	75,216
Total securities	$83,689	$1,261	(882)	$84,068

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2014
Obligations of states and political subdivisions	$22,811	$939	$(189)	$23,561
Agency mortgage-backed securities, residential	9	----	----	9
Total securities	$22,820	$939	$(189)	$23,570

December 31, 2013
Obligations of states and political subdivisions	$22,814	$579	$(421)	$22,972
Agency mortgage-backed securities, residential	12	----	----	12
Total securities	$22,826	$579	$(421)	$22,984

At year-end 2014 and 2013, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

There were no sales of debt securities during 2014, 2013 and 2012.

Securities with a carrying value of approximately $68,238 at December 31, 2014 and $62,324 at December 31, 2013 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.

	Available for Sale				Held to Maturity
Debt Securities:	Amortized Cost		Estimated Fair Value		Amortized Cost	Estimated Fair Value
Due in one year or less	$	----	$	----	$131	$131
Due in one to five years		9,019		8,917	7,459	7,874
Due in five to ten years		----		----	11,702	12,053
Due after ten years		----		----	3,519	3,503
Agency mortgage-backed securities, residential		74,762		76,319	9	9
Total debt securities		$83,781		$85,236	$22,820	$23,570

The following table summarizes securities with unrealized losses at December 31, 2014 and December 31, 2013, aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2014	Less than 12 Months				12 Months or More		Total
Securities Available for Sale	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$	----	$	----	$7,911	$(104)	$7,911	$(104)
Agency mortgage-backed securities, residential		11,232		(20)	8,397	(116)	19,629	(136)
Total available for sale		$11,232		$(20)	$16,308	$(220)	$27,540	$(240)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)
Total held to maturity	$1,171	$(9)	$2,916	$(180)	$4,087	$(189)

December 31, 2013	Less than 12 Months		12 Months or More				Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss

U.S. Government sponsored entity securities	$7,841	$(180)	$	----	$	----	$7,841	$(180)
Agency mortgage-backed securities, residential	25,775	(702)		----		----	25,775	(702)
Total available for sale	$33,616	$(882)	$	----	$	----	$33,616	$(882)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss

Obligations of states and political subdivisions	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)
Total held to maturity	$6,743	$(307)	$1,142	$(114)	$7,885	$(421)

     Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities are of high credit quality as of December 31, 2014, and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2014 and 2013 represents an other-than-temporary impairment.